Shareholder Report		12 Months Ended
	Sep. 01, 2025	Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Neuberger Berman ETF Trust
Entity Central Index Key		0001506001
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2026
C000243703
Shareholder Report [Line Items]
Fund Name		China Equity ETF
Trading Symbol		NBCE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/nbce-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/nbce-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Equity ETF	$85	0.74%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming the MSCI China A Onshore Index (Net) (the Index). Global AI infrastructure buildouts fueled outsized gains in our Semiconductor, Optical Component and Power Equipment names within the IT and Industrials sectors. Escalating Middle East conflicts lifted global oil prices, benefiting our Energy and Oilfield Services holdings. Weak domestic consumption weighed on stock selection in the Consumer Staples and Health Care sectors, offsetting some of these gains.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in Industrials, IT and Energy

  Stock selection in Consumer Staples and Health Care

  Overweight positioning in Health Care versus the Index weighed on relative results

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	China Equity ETF (at NAV) $19,444	MSCI China All Shares Index (Net) $15,087	MSCI China A Onshore Index (Net) $15,194
8/31/16	$10,000	$10,000	$10,000
8/31/17	$13,846	$12,624	$11,157
8/31/18	$14,451	$11,597	$8,473
8/31/19	$14,302	$11,628	$9,437
8/31/20	$17,867	$16,044	$13,125
8/31/21	$20,286	$16,131	$14,766
8/31/22	$14,463	$12,207	$11,857
8/31/23	$12,135	$11,016	$10,323
8/31/24	$10,698	$10,497	$9,378
8/31/25	$14,969	$15,081	$13,343
8/31/26	$19,444	$15,087	$15,194

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
China Equity ETF (at NAV)	29.90%	(0.84)%	6.88%
MSCI China All Shares Index (Net)	0.04%	(1.33)%	4.20%
MSCI China A Onshore Index (Net)	13.88%	0.57%	4.27%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The Fund commenced operations after the assets of another investment company, Neuberger Berman Greater China Equity Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on October 13, 2023. The Fund has adopted the performance history of its predecessor fund. The information shown above prior to October 13, 2023 is for the predecessor fund's Institutional Class. The predecessor fund had different principal investment strategies, which included the use of a sub-adviser, prior to August 21, 2023.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/china-equity-etf?view-all-funds=equities&section=performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 18,359,259
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$18,359,259
Number of Portfolio Holdings	71
Portfolio Turnover Rate	108%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	34.6%
Financials	16.1%
Industrials	13.6%
Materials	11.3%
Health Care	5.8%
Consumer Discretionary	4.9%
Consumer Staples	4.7%
Energy	2.4%
Utilities	1.9%
Communication Services	0.9%
Real Estate	0.4%
Short-Term Investments	3.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Country Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
China	95.6%
United States	4.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Contemporary Amperex Technology Co. Ltd. Class A	4.4%
Montage Technology Co. Ltd. Class A	3.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.4%
Luxshare Precision Industry Co. Ltd. Class A	3.3%
Cambricon Technologies Corp. Ltd. Class A	3.2%
Kweichow Moutai Co. Ltd. Class A	2.8%
China Merchants Bank Co. Ltd. Class A	2.7%
Zhongji Innolight Co. Ltd. Class A	2.4%
Ping An Insurance Group Co. of China Ltd. Class A	2.4%
Chaozhou Three-Circle Group Co. Ltd. Class A	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbce-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbce-documents or upon request at 800.877.9700 or fundinfo@nb.com.

C000237927
Shareholder Report [Line Items]
Fund Name		Commodity Strategy ETF
Trading Symbol		NBCM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/nbcm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/nbcm-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commodity Strategy ETF	$79	0.64%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Commodity market performance rose amid elevated inflation and geopolitical uncertainty, as the Fund outperformed the Bloomberg Commodity Index for the year. The Energy group was the largest absolute contributor to Fund returns, led by gas oil and heating oil. In Precious Metals, gold, silver, platinum and palladium all contributed positively. In Industrial Metals, copper, aluminum and zinc contributed positively while nickel detracted. Soybeans, soybean oil and corn led Agricultural gains. In Soft commodities, positive performance from cotton and cocoa offset losses in robusta coffee. In Livestock, feeder cattle, lean hogs and live cattle detracted. In Power, U.S. natural gas detracted.

Performance Attribution

Top Contributors

Top Detractors

  Energy and Precious Metals

  Power and Livestock

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Commodity Strategy ETF (at NAV) $26,847	MSCI All Country World Index (Net) $32,693	Bloomberg Commodity Index $21,829
8/31/16	$10,000	$10,000	$10,000
8/31/17	$10,531	$11,711	$10,299
8/31/18	$11,162	$13,048	$10,351
8/31/19	$10,554	$13,011	$9,742
8/31/20	$9,682	$15,161	$9,362
8/31/21	$13,645	$19,504	$12,264
8/31/22	$16,560	$16,406	$15,663
8/31/23	$16,614	$18,694	$14,305
8/31/24	$16,136	$23,076	$13,677
8/31/25	$18,444	$26,721	$15,287
8/31/26	$26,847	$32,693	$21,829

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Commodity Strategy ETF (at NAV)	45.55%	14.49%	10.38%
MSCI All Country World Index (Net)	22.35%	10.88%	12.58%
Bloomberg Commodity Index	42.79%	12.22%	8.12%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The Fund commenced operations after the assets of another investment company, Neuberger Berman Commodity Strategy Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on October 21, 2022. The Fund has adopted the performance history of its predecessor fund. The information shown above prior to October 21, 2022 is for the predecessor fund's Institutional Class.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/commodity-strategy-etf?section=performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 512,141,525
Holdings Count | Holding		215
Advisory Fees Paid, Amount		$ 1,558,374
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$512,141,525
Number of Portfolio Holdings	215
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$1,558,374

Holdings [Text Block]

Top Commodity Holdings - Short

(as % of Total Notional Value)

Table Summary
Primary Aluminum	(7.3)%
Zinc	(6.0)%
Nickel	(4.5)%
Lead	(2.1)%
Copper	(1.2)%
Tin	(0.3)%

Largest Holdings [Text Block]

Top Commodity Holdings -  Long

(as a % of Total Notional Value)

Table Summary
Gold 100 Oz	14.0%
Primary Aluminum	10.9%
Copper	9.2%
Zinc	8.9%
Brent Crude	8.3%
Soybean	6.5%
Low Sulphur Gasoil	5.8%
WTI Crude	5.8%
Nickel	5.3%
Natural Gas	5.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbcm-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbcm-documents or upon request at 800.877.9700 or fundinfo@nb.com.

C000251139
Shareholder Report [Line Items]
Fund Name		Core Equity ETF
Trading Symbol		NBCR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/nbcr-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/nbcr-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Equity ETF	$31	0.29%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return for the year but underperformed its benchmark, the Russell 1000® Index. Stock selection in the Communication Services and Real Estate sectors contributed most to relative performance, while stock selection in IT and Financials detracted. Top individual contributors included Warner Bros Discovery, Inc. (which was sold during the year) and Alphabet, Inc. Detractors included the Fund's position in Aon PLC and not owning certain IT stocks, including Micron Technology, Inc. and Sandisk Corp., during portions of the year in which they outperformed.

Performance Attribution

Top Contributors

Top Detractors

  Communication Services sector

  Real Estate sector

  IT sector

  Financials sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

Table Summary
	Core Equity ETF (at NAV) $13,616	S&P 500® Index $14,288	Russell 1000® Index $14,252
7/31/24	$10,000	$10,000	$10,000
8/31/24	$10,218	$10,243	$10,237
11/30/24	$10,874	$10,975	$11,051
2/28/25	$10,772	$10,868	$10,891
5/31/25	$10,781	$10,827	$10,851
8/31/25	$11,810	$11,869	$11,899
11/30/25	$12,506	$12,621	$12,608
2/28/26	$12,449	$12,715	$12,714
5/31/26	$13,420	$14,052	$13,981
8/31/26	$13,616	$14,288	$14,252

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	Since Inception 7/31/24
Core Equity ETF (at NAV)	15.30%	15.96%
S&P 500® Index	20.38%	18.67%
Russell 1000® Index	19.77%	18.52%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/core-equity-etf?section=performance.

Performance Inception Date		Jul. 31, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 851,664,533
Holdings Count | Holding		203
Advisory Fees Paid, Amount		$ 1,124,342
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$851,664,533
Number of Portfolio Holdings	203
Portfolio Turnover Rate	54%
Total Investment Advisory Fees Paid	$1,124,342

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	34.6%
Financials	13.4%
Consumer Discretionary	9.9%
Communication Services	9.6%
Health Care	9.4%
Industrials	9.2%
Consumer Staples	3.8%
Energy	3.7%
Materials	2.6%
Utilities	1.8%
Real Estate	1.2%
Exchange-Traded Funds	0.6%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.6%
Microsoft Corp.	5.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Alphabet, Inc. Class C	2.3%
Broadcom, Inc.	1.9%
Meta Platforms, Inc. Class A	1.7%
Tesla, Inc.	1.6%
Lam Research Corp.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbcr-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbcr-documents or upon request at 800.877.9700 or fundinfo@nb.com.

C000234392
Shareholder Report [Line Items]
Fund Name		Disrupters ETF
Trading Symbol		NBDS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/NBDS-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/NBDS-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disrupters ETF	$50	0.46%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a positive total return for the year, outperforming the Russell 1000® Growth Index, led by stock selection within IT, particularly Semiconductors & Semiconductor Equipment holdings, as AI-driven infrastructure and compute demand continued to accelerate. Performance in Health Care, driven by stock selection in ophthalmic and biotech names, also contributed. Gains were partly offset by weak stock selection in Communication Services, Industrials and Financials.

Performance Attribution

Top Contributors

Top Detractors

  Semiconductors & Semiconductor Equipment industry within the IT sector

  Health Care sector

  Communication Services sector

  Industrials and Financials sectors

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

Table Summary
	Disrupters ETF (at NAV) $16,988	Russell 3000® Index $17,896	Russell 1000® Growth Index $18,677	Russell Midcap® Growth Index $14,755	Russell 2000® Growth Index $15,626
4/6/22	$10,000	$10,000	$10,000	$10,000	$10,000
5/31/22	$8,157	$9,209	$8,771	$8,737	$8,839
8/31/22	$8,090	$8,886	$8,624	$8,776	$9,134
11/30/22	$8,052	$9,178	$8,616	$9,134	$9,249
2/28/23	$8,232	$9,020	$8,517	$9,243	$9,413
5/31/23	$9,110	$9,396	$9,608	$9,240	$9,076
8/31/23	$9,689	$10,197	$10,516	$9,917	$9,753
11/30/23	$9,855	$10,336	$10,871	$10,045	$9,172
2/29/24	$11,841	$11,600	$12,429	$11,556	$10,749
5/31/24	$11,804	$11,988	$12,837	$11,264	$10,744
8/31/24	$12,331	$12,863	$13,750	$11,808	$11,476
11/30/24	$12,873	$13,900	$15,007	$14,070	$12,881
2/28/25	$12,541	$13,634	$14,884	$13,237	$11,375
5/31/25	$12,884	$13,561	$15,099	$13,882	$11,115
8/31/25	$14,361	$14,901	$16,854	$14,928	$12,679
11/30/25	$14,919	$15,789	$18,061	$14,532	$13,539
2/28/26	$13,397	$15,954	$17,084	$14,325	$13,864
5/31/26	$17,178	$17,554	$19,426	$14,975	$15,769
8/31/26	$16,988	$17,896	$18,677	$14,755	$15,626

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	Since Inception 4/6/22
Disrupters ETF (at NAV)	18.29%	12.78%
Russell 3000® Index	20.10%	14.12%
Russell 1000® Growth Index	10.82%	15.24%
Russell Midcap® Growth Index	(1.16)%	9.23%
Russell 2000® Growth Index	23.25%	10.66%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/disrupters-etf?section=performance.

Performance Inception Date		Apr. 06, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 184,088,925
Holdings Count | Holding		33
Advisory Fees Paid, Amount		$ 258,335
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$184,088,925
Number of Portfolio Holdings	33
Portfolio Turnover Rate	56%
Total Investment Advisory Fees Paid	$258,335

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	47.0%
Health Care	16.1%
Industrials	9.0%
Consumer Discretionary	6.5%
Financials	5.8%
Communication Services	5.1%
Utilities	3.9%
Exchange-Traded Funds	4.0%
Short-Term Investments	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	7.4%
Definium Therapeutics, Inc.	5.0%
Advanced Micro Devices, Inc.	4.9%
Snowflake, Inc.	4.8%
Protagonist Therapeutics, Inc.	4.4%
Glaukos Corp.	4.1%
ASML Holding NV	4.0%
Constellation Energy Corp.	3.8%
Shopify, Inc. Class A	3.7%
Monolithic Power Systems, Inc.	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/NBDS-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective June 12, 2026, the Fund's contractual management fee waiver increased to 0.25% of the Fund's average daily net assets. This undertaking lasts until 4/8/2028.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Expenses [Text Block]		Effective June 12, 2026, the Fund's contractual management fee waiver increased to 0.25% of the Fund's average daily net assets. This undertaking lasts until 4/8/2028.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/NBDS-documents or upon request at 800.877.9700 or fundinfo@nb.com.

C000255686
Shareholder Report [Line Items]
Fund Name		Growth ETF
Trading Symbol		NBGX
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/nbgx-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/nbgx-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth ETF	$45	0.43%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return but underperformed the Russell 1000® Growth Index (the Index) for the year. Relative performance benefited from strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, as well as stock selection within IT, led by Electronic Equipment and IT Services holdings. These gains were more than offset by weak stock selection within Health Care, particularly Health Care Equipment & Supplies holdings, and within Consumer Discretionary, driven by Specialty Retail holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Stock selection within IT (Electronic Equipment and IT Services holdings)

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  Weak stock selection within Consumer Discretionary (Specialty Retail)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

Table Summary
	Growth ETF (at NAV) $12,324	S&P 500® Index $13,363	Russell 1000® Growth Index $12,296
12/18/24	$10,000	$10,000	$10,000
2/28/25	$9,987	$10,165	$9,799
5/31/25	$10,184	$10,126	$9,940
8/31/25	$11,211	$11,101	$11,096
11/30/25	$11,730	$11,804	$11,890
2/28/26	$11,099	$11,892	$11,247
5/31/26	$12,398	$13,142	$12,789
8/31/26	$12,324	$13,363	$12,296

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	Since Inception 12/18/24
Growth ETF (at NAV)	9.93%	13.07%
S&P 500® Index	20.38%	18.58%
Russell 1000® Growth Index	10.82%	12.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/growth-etf?section=performance.

Performance Inception Date		Dec. 18, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 14,869,989
Holdings Count | Holding		57
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$14,869,989
Number of Portfolio Holdings	57
Portfolio Turnover Rate	43%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	42.1%
Communication Services	16.5%
Consumer Discretionary	10.2%
Financials	8.0%
Industrials	8.0%
Health Care	6.4%
Utilities	1.8%
Consumer Staples	1.7%
Energy	0.7%
Real Estate	0.4%
Short-Term Investments	4.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.3%
Alphabet, Inc. Class A	8.7%
Microsoft Corp.	5.3%
Broadcom, Inc.	5.2%
Meta Platforms, Inc. Class A	5.0%
Apple, Inc.	4.2%
Amazon.com, Inc.	4.1%
ASML Holding NV	3.1%
Eli Lilly & Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbgx-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbgx-documents or upon request at 800.877.9700 or fundinfo@nb.com.

C000271664
Shareholder Report [Line Items]
Fund Name		International Core Equity ETF
Trading Symbol		NBIE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of March 6, 2026 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/NBIE-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/NBIE-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
International Core Equity ETF	$15	0.29%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.29%
Expenses Short Period Footnote [Text Block]		Expenses for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform over the period?

Since its inception on March 6, 2026 through the period end, the Fund returned 11.30%, outperforming its benchmark, the MSCI World ex USA Index (Net) (the Index), which returned 10.72% for the same period. The top driver of outperformance was strong security selection in Diversified Banks and Insurance Companies across Europe, Canada and Japan. Strong security selection in Industrials was a secondary contributor. IT was an absolute contributor, but a detractor relative to the Index as the Fund opted for investments in Electronic Hardware as opposed to focusing on AI adjacent companies in Semiconductors and Memory. Consumer Staples detracted as top holdings faced margin pressures and organizational changes.

Performance Attribution

Top Contributors

Top Detractors

  Strong security selection in Financials

  Strong security selection in Industrials

  Weaknesses across top Consumer Staples picks

  Relative underweight to AI adjacent names versus the Index

AssetsNet		$ 251,294,491
Holdings Count | Holding		241
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,294,491
Number of Portfolio Holdings	241
Portfolio Turnover Rate	20%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	28.1%
Industrials	18.0%
Information Technology	10.4%
Health Care	9.1%
Materials	8.4%
Consumer Discretionary	7.5%
Energy	5.4%
Consumer Staples	5.3%
Communication Services	4.1%
Utilities	2.6%
Real Estate	0.6%
Short-Term Investments	0.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Japan	20.1%
Canada	11.9%
United Kingdom	11.6%
France	7.3%
Australia	6.2%
Switzerland	6.0%
Netherlands	5.6%
Italy	5.0%
United States	5.0%
Spain	5.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.7%
BHP Group Ltd.	2.1%
Novartis AG	2.1%
Roche Holding AG	2.0%
Shell PLC	1.8%
UBS Group AG	1.6%
ABB Ltd.	1.6%
Intesa Sanpaolo SpA	1.5%
Banco Bilbao Vizcaya Argentaria SA	1.3%
Deutsche Post AG	1.3%

Material Fund Change [Text Block]
C000252374
Shareholder Report [Line Items]
Fund Name		Japan Equity ETF
Trading Symbol		NBJP
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/nbjp-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/nbjp-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Japan Equity ETF	$55	0.49%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Despite volatile global macroeconomic conditions, Japanese equities continued to exhibit resilient performance on the back of investor optimism towards signs of the Japanese economy exiting deflation, normalizing monetary policy and ongoing corporate governance reforms. During the year, the Fund underperformed the MSCI Japan Index (Net) (the Index). The Fund continued to invest in Japanese companies with strong fundamentals and a growth profile priced at what it believed to be reasonable valuations with a tilt towards businesses that generate more revenues from the Japanese economy.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Consumer Discretionary, Health Care and Real Estate sectors

  Relative to the Index, an underweight to the Communication Services and Consumer Staples sectors

  Stock selection in the Industrials and Financials sectors

  Relative to the Index, an overweight to the Real Estate sector and underweight to the Financials sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

Table Summary
	Japan Equity ETF (at NAV) $14,919	MSCI Japan Index (Net) $15,152
9/11/24	$10,000	$10,000
11/30/24	$9,965	$10,095
2/28/25	$9,817	$10,079
5/31/25	$11,177	$11,052
8/31/25	$11,853	$11,854
11/30/25	$12,539	$12,468
2/28/26	$14,985	$14,508
5/31/26	$15,198	$14,559
8/31/26	$14,919	$15,152

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	Since Inception 9/11/24
Japan Equity ETF (at NAV)	25.87%	22.52%
MSCI Japan Index (Net)	27.82%	23.49%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/japan-equity-etf?section=performance.

Performance Inception Date		Sep. 11, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 126,650,090
Holdings Count | Holding		59
Advisory Fees Paid, Amount		$ 97,334
InvestmentCompanyPortfolioTurnover		68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$126,650,090
Number of Portfolio Holdings	59
Portfolio Turnover Rate	68%
Total Investment Advisory Fees Paid	$97,334

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	30.5%
Financials	20.3%
Consumer Discretionary	19.2%
Information Technology	14.7%
Health Care	6.1%
Real Estate	4.3%
Communication Services	2.0%
Materials	1.3%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Country Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Japan	98.4%
United States	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Mizuho Financial Group, Inc.	5.1%
Resona Holdings, Inc.	5.0%
Tokio Marine Holdings, Inc.	4.4%
Sysmex Corp.	4.2%
Sumitomo Electric Industries Ltd.	3.8%
Toyota Motor Corp.	3.1%
Toyota Tsusho Corp.	3.0%
Niterra Co. Ltd.	2.9%
Amada Co. Ltd.	2.6%
Kinden Corp.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbjp-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbjp-documents or upon request at 800.877.9700 or fundinfo@nb.com.

C000245650
Shareholder Report [Line Items]
Fund Name		Option Strategy ETF
Trading Symbol		NBOS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/nbos-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/nbos-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Option Strategy ETF	$61	0.56%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Fund performance was supported by positive S&P 500® Index trends over the year, overcoming a brief spring drawdown tied to the Iran war. Implied volatility remained elevated relative to realized levels, which was favorable to the Fund’s option strategy. Both the Fund's option strategy and collateral portfolio contributed positively. Persistent market uncertainty supported the Fund’s option premiums, while stable short-term rates boosted collateral returns, driving outperformance by the Fund versus the blended 50% Cboe® S&P 500 One-Week PutWrite Index / 50% Cboe® S&P 500 PutWrite Index.

Performance Attribution

Top Contributors

Top Detractors

  S&P 500 Index options

  Collateral portfolio

  None

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

Table Summary
	Option Strategy ETF (at NAV) $23,170	S&P 500® Index $42,213	50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index $18,150
9/16/16	$10,000	$10,000	$10,000
8/31/17	$11,231	$11,740	$11,083
8/31/18	$11,918	$14,048	$11,724
8/31/19	$11,923	$14,459	$11,158
8/31/20	$12,848	$17,631	$10,970
8/31/21	$15,747	$23,125	$13,053
8/31/22	$14,408	$20,529	$12,251
8/31/23	$16,234	$23,802	$13,277
8/31/24	$17,998	$30,261	$14,949
8/31/25	$19,851	$35,066	$15,770
8/31/26	$23,170	$42,213	$18,150

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	Since Inception 9/16/16
Option Strategy ETF (at NAV)	16.72%	8.03%	8.80%
S&P 500® Index	20.38%	12.79%	15.55%
50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index	15.09%	6.81%	6.16%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The Fund commenced operations after the assets of another investment company, Neuberger Berman U.S. Equity Index PutWrite Strategy Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on January 26, 2024. The Fund has adopted the performance history of its predecessor fund. The information shown above prior to January 26, 2024 is for the predecessor fund's Institutional Class.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/option-strategy-etf?section=performance.

Performance Inception Date		Sep. 16, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 532,242,829
Holdings Count | Holding		31
Advisory Fees Paid, Amount		$ 1,766,466
InvestmentCompanyPortfolioTurnover		151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$532,242,829
Number of Portfolio Holdings	31
Portfolio Turnover Rate	151%
Total Investment Advisory Fees Paid	$1,766,466

Holdings [Text Block]

Collateral Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury Obligations	Value
Less than 1 year	47.0%
1 to 3 years	46.3%
Short-Term Investments	6.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Options Exposure

(as a % of Total Notional Value of Put Options Written)

Table Summary
SPDR S&P 500 ETF Trust $767, due 09/25/26	21.0%
SPDR S&P 500 ETF Trust $771, due 09/04/26	15.3%
SPDR S&P 500 ETF Trust $763, due 09/18/26	9.3%
SPDR S&P 500 ETF Trust $764, due 09/18/26	9.0%
SPDR S&P 500 ETF Trust $772, due 09/11/26	7.6%
SPDR S&P 500 ETF Trust $777, due 09/11/26	6.8%
SPDR S&P 500 ETF Trust $774, due 09/18/26	5.6%
SPDR S&P 500 ETF Trust $776, due 09/11/26	4.2%
SPDR S&P 500 ETF Trust $771, due 09/11/26	4.1%
SPDR S&P 500 ETF Trust $770, due 09/04/26	3.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbos-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbos-documents or upon request at 800.877.9700 or fundinfo@nb.com.

C000260008
Shareholder Report [Line Items]
Fund Name		Quality Select ETF
Trading Symbol		NQLT
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of July 10, 2026 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/NQLT-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/NQLT-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Quality Select ETF	$7	0.48%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.48%
Expenses Short Period Footnote [Text Block]		Expenses for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform over the period?

Since its inception on July 10, 2026 through the period end, the Fund returned 2.10%, outperforming its benchmark, the S&P 500® Index, which returned 1.60% for the same period. IT contributed positively on a relative basis, driven by strong stock selection particularly in Microsoft and Intuit, partly offset by weakness in Applied Materials. Communication Services also added value on strength in SpaceX, though Alphabet detracted. Health Care and Consumer Discretionary lagged, weighed down by DaVita, Home Depot and McDonald's.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within IT, led by Microsoft and Intuit

  Stock selection within Communication Services, led by SpaceX

  Stock selection within Health Care, particularly DaVita

  Stock selection within Consumer Discretionary

AssetsNet		$ 48,887,597
Holdings Count | Holding		63
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$48,887,597
Number of Portfolio Holdings	63
Portfolio Turnover Rate	1%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	31.1%
Financials	17.7%
Consumer Discretionary	17.3%
Health Care	11.1%
Communication Services	10.2%
Industrials	5.7%
Consumer Staples	4.3%
Materials	1.0%
Energy	0.4%
Utilities	0.1%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	8.0%
Microsoft Corp.	7.5%
Apple, Inc.	6.6%
NVIDIA Corp.	5.9%
Alphabet, Inc. Class C	5.3%
JPMorgan Chase & Co.	4.6%
Berkshire Hathaway, Inc. Class B	3.7%
Alphabet, Inc. Class A	3.6%
Eli Lilly & Co.	3.1%
Home Depot, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000248517
Shareholder Report [Line Items]
Fund Name		Small-Mid Cap ETF
Trading Symbol		NBSM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/nbsm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/nbsm-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Mid Cap ETF	$68	0.64%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For much of the year, small-mid cap investors favored what we believe to be lower-quality, speculative and momentum-driven companies, which many investors perceived as the sole winners in a low-growth economy.  During these periods, our high-quality focused portfolio of companies, which we believe exhibit fundamentally sound businesses and superior levels of profitability, underperformed the Russell 2500™ Index (the Index), even as companies held by the Fund continued to report strong earnings growth. More recently, market conditions shifted to favor what we believe to be high-quality companies with superior fundamentals, and our Fund outperformed the Index over the last three months of the year.

Performance Attribution

Top Contributors

Top Detractors

  Stock Selection in the Consumer Staples and Utilities sectors

  Underweights to the Consumer Discretionary, Materials, and Consumer Staples sectors and the Equity Real Estate Investment Trust (REIT) industry versus the Index

  Stock Selection in the IT, Industrials, and Real Estate sectors

  An underweight to the Biotechnology industry versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

Table Summary
	Small-Mid Cap ETF (at NAV) $11,566	Russell 3000® Index $15,058	Russell 2500™ Index $14,486
3/20/24	$10,000	$10,000	$10,000
5/31/24	$10,039	$10,087	$9,935
8/31/24	$10,395	$10,823	$10,486
11/30/24	$11,090	$11,695	$11,581
2/28/25	$9,982	$11,471	$10,567
5/31/25	$9,656	$11,410	$10,281
8/31/25	$10,331	$12,537	$11,539
11/30/25	$10,209	$13,284	$11,973
2/28/26	$10,749	$13,423	$12,889
5/31/26	$10,647	$14,770	$14,184
8/31/26	$11,566	$15,058	$14,486

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	Since Inception 3/20/24
Small-Mid Cap ETF (at NAV)	11.96%	6.12%
Russell 3000® Index	20.10%	18.19%
Russell 2500™ Index	25.54%	16.33%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/small-mid-cap-etf?section=performance.

Performance Inception Date		Mar. 20, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date		Sep. 01, 2025
AssetsNet		$ 115,188,411
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 760,348
InvestmentCompanyPortfolioTurnover		67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$115,188,411
Number of Portfolio Holdings	75
Portfolio Turnover Rate	67%
Total Investment Advisory Fees Paid	$760,348

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	22.1%
Financials	18.5%
Information Technology	14.4%
Health Care	11.5%
Consumer Discretionary	9.8%
Energy	5.8%
Materials	5.7%
Utilities	5.1%
Real Estate	2.7%
Communication Services	2.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Kirby Corp.	2.2%
Tidewater, Inc.	2.2%
Revvity, Inc.	2.1%
Haemonetics Corp.	2.1%
Tyler Technologies, Inc.	2.0%
Gates Industrial Corp. Ltd.	2.0%
UMB Financial Corp.	2.0%
UGI Corp.	1.9%
Jack Henry & Associates, Inc.	1.9%
White Mountains Insurance Group Ltd.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbsm-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbsm-documents or upon request at 800.877.9700 or fundinfo@nb.com.